Income taxes - Summary of key factors affecting income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings from continuing operations before income tax	$ 176,495	$ 113,456
Canadian statutory tax rate	2700.00%	2700.00%
Tax expense on net earnings at Canadian statutory tax rate	$ 47,654	$ 30,633
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(20,875)	(24,608)
Reduction in Greek income tax rate	0	(7,243)
Turkish investment tax credits	(21,669)	0
Québec mineral tax	10,712	63
Non-tax effected operating losses	25,598	16,231
Non-deductible expenses and other items	7,400	13,514
Foreign exchange and other translation adjustments	22,798	13,382
Future and current withholding tax on foreign income dividends	8,705	(5,278)
Other	(1,189)	3,077
Income tax expense	$ 79,134	$ 39,771